Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
5.
Property, plant and equipment

	Freehold Land	Plant and equipment	Buildings	Leasehold improvements	Office equipments	Furniture and fixtures	Computers	Capital work in progress	Total property, plant and equipment
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2021	10,531	361,853	77	135	74	65	115	10,405	383,255
Additions during the year^	2,636	99,101	38	—	16	13	51	92,533	194,388
Disposals and adjustments during the year	63	(6,523)	-	-	(6)	(1)	(1)	(574)	(7,042)
Capitalised during the year	—	—	—	—	—	—	—	(80,385)	(80,385)
As at March 31, 2022	13,230	454,431	115	135	84	77	165	21,979	490,216
Additions during the year^	710	22,383	15	8	32	15	101	111,784	135,048
Disposals and adjustments during the year	(59)	(135)	—	—	(3)	(1)	(5)	(190)	(393)
Capitalised during the year	—	—	—	—	—	—	—	(19,850)	(19,850)
As at March 31, 2023	13,881	476,679	130	143	113	91	261	113,723	605,021
Additions during the year^	597	134,988	1,271	6	69	40	235	172,122	309,328
Disposals and adjustments during the year	(253)	(27,544)	—	—	(6)	(2)	(10)	-	(27,815)
Capitalised during the year	—	—	—	—	—	—	—	(126,680)	(126,680)
As at March 31, 2024	14,225	584,123	1,401	149	176	129	486	159,165	759,854

Accumulated depreciation
As at April 1, 2021	—	40,988	21	78	45	28	59	—	41,219
Charge for the year (refer Note 31)	—	12,148	7	18	9	6	10	—	12,198
Depreciation capitalised during the year	—	4	—	9	6	2	10	—	31
Disposals and adjustments during the year	—	(820)	—	-	(4)	-	(1)	—	(825)
As at March 31, 2022	—	52,320	28	105	56	36	78	—	52,623
Charge for the year (refer Note 31)	—	13,950	9	15	13	7	38	—	14,032
Depreciation capitalised during the year	—	1	—	5	3	1	10	—	20
Disposals and adjustments during the year	—	(1)	—	—	(3)	(0)	(5)	—	(9)
As at March 31, 2023	—	66,270	37	125	69	44	121	—	66,666
Charge for the year (refer Note 31)	—	15,526	15	4	17	8	58	—	15,628
Depreciation capitalised during the year	—	283	32	2	6	2	44	—	369
Disposals and adjustments during the year	—	(1,397)	—	—	(4)	—	(8)	—	(1,409)
As at March 31, 2024	—	80,682	84	131	88	54	215	—	81,254

Net book value
As at April 1, 2022 (INR)	13,230	402,110	87	30	29	40	88	21,979	437,593
As at March 31, 2023 (INR)	13,881	410,409	93	18	44	47	140	113,723	538,355
As at March 31, 2024 (INR)	14,225	503,441	1,317	18	88	75	271	159,165	678,600
As at March 31, 2024 (USD)	171	6,041	16	0	1	1	3	1,910	8,143

Mortgage and hypothecation on property, plant and equipment:

Property, plant and equipment are subject to a pari passu first charge to respective lenders for project term loans, buyer's / supplier's credit, senior secured notes, working capital loan, debentures and acceptances as disclosed in Note 18 and 23.

^ Capitalised borrowing costs

The amount of borrowing costs capitalised in property, plant and equipment and capital work in progress during the year ended March 31, 2024 was INR 11,938 (March 31, 2023: INR 5,477, March 31, 2022 INR 2,553). The rate ranging between 6.70% to 12% (March 31, 2023: 4.90% to 11.50%) used to determine borrowing costs eligible for capitalisation was the effective interest rate of specific borrowings and capitalisation rate of general borrowings.

Assets on operating lease (also refer Note 37 and Note 53)

Plant and equipment includes assets given on operating lease having gross cost of INR 7,416 (March 31 March, 2023: INR Nil; April 1, 2022: INR Nil) which were added during the year and on which depreciation of INR 35 (March 31, 2023: INR Nil; March 31, 2022: INR Nil) was charged leading to net book value of INR 7,381 (March 31, 2023: INR Nil; April 1, 2022: INR Nil). Also, capital work in progress includes INR 3,846 (March 31, 2023: INR Nil; April 1, 2022: INR Nil) which once ready will be given on operating lease.